CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 391,541,429	$ 272,507,595	$ 225,365,547
Interest expense	(60,803,516)	(46,957,657)	(18,668,523)
Total net revenues	330,737,913	225,549,938	206,697,024
Operating cost and expenses:
Execution and clearing	(14,651,612)	(9,084,089)	(15,607,914)
Employee compensation and benefits (including share-based compensation of US$14,213,841, US$10,147,362 and US$9,736,901 for the years ended December 31, 2022, 2023 and 2024, respectively)	(122,365,537)	(100,750,644)	(101,749,440)
Occupancy, depreciation and amortization	(8,554,315)	(9,387,056)	(9,013,467)
Communication and market data	(38,893,381)	(30,831,488)	(27,138,244)
Marketing and branding	(28,530,053)	(20,859,834)	(33,121,767)
General and administrative	(39,278,674)	(21,791,263)	(18,332,557)
Total operating cost and expenses	(252,273,572)	(192,704,374)	(204,963,389)
Other income:
Others, net	3,299,308	13,148,173	298,150
Income before income taxes	81,763,649	45,993,737	2,031,785
Income tax expense	(20,409,721)	(12,986,310)	(4,288,665)
Net (loss) income	61,353,928	33,007,427	(2,256,880)
Less:
Net loss attributable to non-controlling interests	(4,477)	(98,285)	(129,215)
Accretion of Redeemable Non-controlling Interests to Redemption Value	(630,485)	(542,187)	(58,776)
Net (loss) income attributable to ordinary shareholders of UP Fintech	$ 60,727,920	$ 32,563,525	$ (2,186,441)
Net (loss) income per share attributable to ordinary shareholders of UP Fintech:
Basic	$ 0.025	$ 0.014	$ 0
Diluted	$ 0.024	$ 0.014	$ 0
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	2,404,640,854	2,325,338,439	2,295,154,791
Diluted	2,534,097,315	2,427,268,831	2,295,154,791
Other comprehensive (loss) income, net of tax:
Unrealized (loss) gain on available-for-sale securities (net of tax effect of US$88,563, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	$ 343,892	$ (450,325)	$ (768,590)
Change in cumulative foreign currency translation adjustment	(9,022,611)	(545,498)	(8,130,208)
Total Comprehensive (loss) income	52,675,209	32,011,604	(11,155,678)
Total Comprehensive (loss) income attributable to non-controlling interests	3,121	(92,526)	(130,783)
Accretion of redeemable non-controlling interests to redemption value	(630,485)	(542,187)	(58,776)
Total Comprehensive (loss) income attributable to ordinary shareholders of UP Fintech	52,041,603	31,561,943	(11,083,671)
Commissions
Revenues:
Revenues	159,045,052	92,593,458	108,118,464
Financing service fees
Revenues:
Revenues	11,311,560	12,178,838	7,903,057
Interest income
Revenues:
Revenues	191,754,746	149,291,006	85,150,424
Other revenues
Revenues:
Revenues	$ 29,430,071	$ 18,444,293	$ 24,193,602